Expense Example, No Redemption ((Retail), (WFA Asset Allocation Fund), USD $)	0 Months Ended
Feb. 01, 2013
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	2,213
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	$ 2,493